Organization and Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization and Operations

(1) Organization and Operations

Tetraphase Pharmaceuticals, Inc. (the “Company”), is a clinical stage biopharmaceutical company that was incorporated in Delaware on July 7, 2006 and has a principal place of business in Watertown, Massachusetts, using its proprietary chemistry technology to create novel antibiotics for serious and life-threatening multi-drug resistant infections. The Company’s lead product candidate, eravacycline, is a fully synthetic tetracycline derivative that the Company is developing as a broad-spectrum intravenous and oral antibiotic for use as a first-line monotherapy for the treatment of multi-drug resistant infections, including multi-drug Gram-negative infections. The Company completed a successful Phase 2 clinical trial of eravacycline with intravenous administration for the treatment of patients with complicated intra-abdominal infections, or cIAI, in 2012. The Company is conducting a Phase 3 clinical trial of eravacycline with intravenous administration for the treatment of cIAI and is planning to initiate a second Phase 3 clinical trial of eravacycline for the treatment of complicated urinary tract infections, or cUTI, with intravenous-to-oral step-down therapy by the end of 2013. Subject to obtaining additional financing beyond this offering, the Company intends to pursue development of eravacycline for the treatment of additional indications, including hospital-acquired bacterial pneumonias and other serious and life-threatening infections following its development of eravacycline for the treatment of cIAI and cUTI. The Company is also pursuing the discovery and development of additional antibiotics to target unmet medical needs.

The Company is in the development stage, and is devoting substantially all of its efforts to product research and development, initial market development, and raising capital. The Company has not generated any product revenue related to its primary business purpose to date and is subject to a number of risks similar to those of other development stage life science companies, including dependence on key individuals, competition from other companies, the need for development of commercially viable products, and the need to obtain adequate additional financing to fund the development of its product candidates. The Company is also subject to a number of risks similar to other companies in the industry, including rapid technological change, regulatory approval of products, uncertainty of market acceptance of products, competition from substitute products and larger companies, the need to obtain additional financing, compliance with government regulations, protection of proprietary technology, dependence on third parties, product liability, and dependence on key individuals.

The Company has incurred annual net operating losses in every year since its inception. The Company has not generated any product revenues related to its primary business purpose and has financed its operations primarily through public offerings of its common stock, private placements of its preferred stock, debt financings and funding from the United States government. The Company has not completed development of any product candidate and has devoted substantially all of its financial resources and efforts to research and development, including preclinical and clinical development. The Company expects to continue to incur significant expenses and increasing operating losses for at least the next several years.

As of June 30, 2013, the Company has incurred losses since inception of $98.3 million. The Company expects to continue to incur losses and require additional financial resources to advance its products to either commercial stage or liquidity events.

There can be no assurance that the Company will be able to obtain additional debt or equity financing or generate revenues from collaborative partners, on terms acceptable to the Company, on a timely basis or at all. The failure of the Company to obtain sufficient funds on acceptable terms when needed could have a material adverse effect on the Company’s business, results of operations and financial condition.

Liquidity

In May 2011, the Company executed a Loan and Security Agreement (“Term Loan”) with two financial institutions, Silicon Valley Bank and Oxford Finance, which provided for up to $8.0 million in funding, to be made available in two tranches. The Company borrowed the first $1.5 million in May 2011 and the second tranche for the remaining $6.5 million in December 2011. On December 20, 2012, the Company amended the Term Loan to provide for up to an additional $9.2 million in funding, to be made available in two tranches (“2012 Term Loan”). The Company borrowed the first $6.2 million under the 2012 Term Loan on December 20, 2012. The Company borrowed the second tranche of $3.0 million on February 28, 2013.

In October 2011, the National Institutes of Health’s (“NIH”) National Institute of Allergy and Infectious Diseases (“NIAID”) division awarded a contract of up to $35.8 million over a five-year term for the development of TP-271, a preclinical compound, for respiratory disease caused by bacterial biothreat pathogens (“NIAID Contract”) (Note 3). The Company is collaborating with CUBRC Inc., or CUBRC, an independent, not for profit, research corporation that specializes in U.S. government based contracts, on this NIAID Contract and has entered into a subcontract with CUBRC which could potentially provide funding to the Company of up to approximately $13.3 million over the five year term, including committed funding of $7.5 million from the initial contract date through September 30, 2016, of which $3.4 million had been received by the Company through June 30, 2013. In addition during 2011, the Company was a subawardee under a separate grant from the NIAID (“NIAID Grant”) (Note 3).

In February 2012 the Biomedical Advanced Research and Development Authority (“BARDA”), an agency of the U.S. Department of Health and Human Services, awarded a contract of up to $67.0 million for the development of eravacycline as a potential countermeasure for the treatment of disease caused by bacterial biothreat pathogens (“BARDA Contract”). The Company is also collaborating with CUBRC on the BARDA Contract and has entered into a subcontract with CUBRC which could potentially provide funding to the Company of up to approximately $39.8 million including committed funding of $15.6 million from the initial contract date through April 30, 2015, of which $7.5 million had been received by the Company through June 30, 2013 (Note 3).

In March 2013, the Company completed the sale of 10,714,286 shares of common stock at a price to the public of $7.00 per share, resulting in net proceeds to the Company of $68.1 million after deducting underwriting discounts and commissions of $4.4 million and offering costs of $2.5 million (the IPO). The Company’s common stock began trading on the NASDAQ Global Market under the symbol “TTPH” on March 20, 2013. In addition, the Company granted the underwriters a 30-day option to purchase up to 1,607,143 additional shares of common stock at the initial public offering price to cover over allotments, if any. On April 12, 2013, the Company completed the additional sale of 797,792 shares of common stock under this option at a price to the public of $7.00 per share, resulting in net proceeds to the Company of $5.2 million after deducting underwriting discounts and commissions.

The Company believes that its cash resources of approximately $77.2 million at June 30, 2013 will be sufficient to allow the Company to fund its current operating plan and continue as a going concern through at least the first quarter of 2015. The Company will be required to obtain additional funding in order to continue to fund its operations after the first quarter of 2015. There can be no assurances, however, that the current operating plan will be achieved in the timeframe anticipated by the Company, that its cash resources will fund the Company’s operating plan for the period anticipated by the Company or that additional funding will be available on terms acceptable to the Company, or at all.

On February 28, 2013, the Company’s board of directors approved an amendment to the Company’s certificate of incorporation to effect a 1-for-29 reverse split of its Common Stock (the Reverse Split). The Company effected this amendment to its certificate of incorporation on March 5, 2013. All references to shares of Common Stock outstanding, average number of shares outstanding and per share amounts in these condensed consolidated financial statements and notes to condensed consolidated financial statements have been restated to reflect the Reverse Split on a retroactive basis.

Note 1. Organization and Operations

The Company

Tetraphase Pharmaceuticals, Inc. (the Company), is a clinical stage biopharmaceutical company that was incorporated in Delaware on July 7, 2006 and has a principal place of business in Watertown, Massachusetts, using its proprietary chemistry technology to create novel antibiotics for serious and life-threatening multi-drug resistant infections. The Company’s lead product candidate, eravacycline, is a fully synthetic tetracycline derivative that the Company is developing as a broad-spectrum intravenous and oral antibiotic for use as a first-line monotherapy for the treatment of multi-drug resistant infections, including multi-drug Gram-negative infections. The Company recently completed a successful Phase 2 clinical trial of eravacycline with intravenous administration for the treatment of patients with complicated intra-abdominal infections, or cIAI, and the Company is currently finalizing two Phase 3 clinical trials of eravacycline, one for the treatment of cIAI and one for the treatment of complicated urinary tract infections, or cUTI. The Company also commenced a Phase 1 clinical program evaluating the pharmacokinetics and safety of oral formulations of eravacycline in the first quarter of 2013. Subject to obtaining additional financing beyond the Company’s proposed initial public offering of its common stock, the Company intends to pursue development of eravacycline for the treatment of additional indications, including acute bacterial skin and skin structure infections, or ABSSSI, acute bacterial pneumonias and other serious and life-threatening infections. The Company is also pursuing the discovery and development of additional antibiotics to target unmet medical needs.

The Company is in the development stage, and is devoting substantially all of its efforts to product research and development, initial market development, and raising capital. The Company has not generated any product revenue related to its primary business purpose to date and is subject to a number of risks similar to those of other development stage life science companies, including dependence on key individuals, competition from other companies, the need for development of commercially viable products, and the need to obtain adequate additional financing to fund the development of its product candidates. The Company is also subject to a number of risks similar to other companies in the industry, including rapid technological change, regulatory approval of products, uncertainty of market acceptance of products, competition from substitute products and larger companies, the need to obtain additional financing, compliance with government regulations, protection of proprietary technology, dependence on third parties, product liability, and dependence on key individuals.

The Company has incurred annual net operating losses in every year since its inception. The Company has not generated any product revenues related to its primary business purpose and has financed its operations primarily through private placements of its preferred stock and funding from the United States government. The Company has not completed development of any product candidate and has devoted substantially all of its financial resources and efforts to research and development, including preclinical and clinical development. The Company expects to continue to incur significant expenses and increasing operating losses for at least the next several years.

Liquidity

In May 2011, the Company executed a Loan and Security Agreement (Term Loan) with two financial institutions, Silicon Valley Bank and Oxford Finance, which provided for up to $8.0 million in funding, to be made available in two tranches. The Company borrowed the first $1.5 million in May 2011 and the second tranche for the remaining $6.5 million in December 2011. On December 20, 2012, the Company amended the Term Loan to provide for up to an additional $9.2 million in funding, to be made available in two tranches (2012 Term Loan). The Company borrowed the first $6.2 million under the 2012 Term Loan on December 20, 2012. The second tranche of $3.0 million was borrowed by the Company on February 28, 2013 (Note 13).

In October 2011, the National Institutes of Health’s (NIH) National Institute of Allergy and Infectious Diseases (NIAID) division awarded a contract of up to $35.8 million over a five-year term for the development of TP-271, a preclinical compound, for respiratory disease caused by bacterial biothreat pathogens (NIAID Contract). The Company is a subcontractor under this NIAID Contract which will provide funding to the Company totaling approximately $13.3 million over the five year term, including committed funding of $5.9 million during the 25-month base period from October 1, 2011 through October 31, 2013. In addition during 2011, the Company was a subawardee under a separate grant from the NIAID (NIAID Grant) (Note 3).

In February 2012 the Biomedical Advanced Research and Development Authority (BARDA), an agency of the U.S. Department of Health and Human Services, awarded a contract for up to $67.0 million for the development of eravacycline as a potential countermeasure for the treatment of disease caused by bacterial biothreat pathogens (BARDA Contract). The Company is a subcontractor under this BARDA Contract which will provide funding to the Company totaling up to approximately $39.8 million including committed funding of $6.3 million for the 12-month base period from February 1, 2012 through January 31, 2013 and of $6.4 million for the 12-month period from February 1, 2013 through January 31, 2014 (Note 3).

The Company believes that its cash resources of approximately $9.1 million at December 31, 2012, together with the committed funding it expects to receive in the first and second quarters of 2013 as a subcontractor or subawardee under the NIAID Contract, NIAID Grant and the BARDA Contract of approximately $3.7 million and the $3.0 million in proceeds it borrowed in the second tranche of the 2012 Term Loan, will be sufficient to allow the Company to fund its current operating plan and continue as a going concern through approximately June 30, 2013. The Company will be required to obtain additional funding in order to continue to fund its operations after June 30, 2013 and intends to pursue a public offering of its common stock to fund future operations. However if the Company is unable to complete a sufficient public offering in a timely manner it would need to pursue other financing alternatives including private financing of debt or equity or collaboration agreements. There can be no assurances, however, that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all.

On February 28, 2013, the Company’s board of directors approved an amendment to the Company’s certificate of incorporation to effect a 1-for-29 reverse split of its Common Stock (the Reverse Split). The Company effected this amendment to its certificate of incorporation on March 5, 2013. All references to shares of Common Stock outstanding, average number of shares outstanding and per share amounts in these consolidated financial statements and notes to consolidated financial statements have been restated to reflect the Reverse Split on a retroactive basis.